Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

			Average		Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ millions)	GAAP Pre-tax Margin (%)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	3,457,274	1,855,782	1,430,804	970,779	34.62	48.03	(362)	-4.8
2021	3,449,755	3,439,434	1,353,013	975,734	76.07	74.24	(182)	-4.4
2020	2,063,189	(953,474)	1,233,835	345,925	77.67	75.55	(1,356)	-64.0
(1)	Our principal executive officer (PEO) for 2020-2022 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Joanna Geraghty (2020-2022), Ursula Hurley (2021-2022), Carol Clements (2021-2022), Brandon Nelson (2020-2022), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).
(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020 ($)	2021 ($)	2022 ($)
SCT Total	2,063,189	3,449,755	3,457,274
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,199,992)	(2,424,975)	(1,299,995)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	956,049	1,706,465	525,360
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(2,347,520)	(19,222)	(941,859)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	46,909	31,572
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(425,199)	680,503	83,430
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	–
Compensation Actually Paid	(953,474)	3,439,434	1,855,782
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020 ($)	2021 ($)	2022 ($)
Average SCT Total	1,233,835	1,353,013	1,430,804
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(570,304)	(756,980)	(399,992)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	454,368	367,751	169,408
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(706,483)	(3,720)	(235,113)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(65,492)	122,032	5,672
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(106,363)	–
Average Compensation Actually Paid	345,925	975,734	970,779
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
(4)	Pre-tax Margin calculated using GAAP figures.

Company Selected Measure Name	[1]				GAAP Pre-tax Margin
Named Executive Officers, Footnote [Text Block]					(1)Our principal executive officer (PEO) for 2020-2022 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Joanna Geraghty (2020-2022), Ursula Hurley (2021-2022), Carol Clements (2021-2022), Brandon Nelson (2020-2022), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).
Peer Group Issuers, Footnote [Text Block]					(3)The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
PEO Total Compensation Amount	[2]	$ 3,457,274	$ 3,449,755	$ 2,063,189
PEO Actually Paid Compensation Amount	[2],[3]	1,855,782	3,439,434	(953,474)
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

 Fiscal Year 2020
($)  2021
($)  2022
					($) SCT Total 2,063,189 3,449,755 3,457,274 - Grant Date Fair Value of Stock Awards Granted in Fiscal Year (1,199,992) (2,424,975) (1,299,995) ± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year 956,049 1,706,465 525,360 ± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years (2,347,520) (19,222) (941,859) ± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year – 46,909 31,572 ± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (425,199) 680,503 83,430 - Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year – – – Compensation Actually Paid (953,474) 3,439,434 1,855,782
Non-PEO NEO Average Total Compensation Amount	[2]	1,430,804	1,353,013	1,233,835
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	970,779	975,734	345,925
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Non-PEO NEO Average SCT Total to Average CAP Reconciliation Fiscal Year 2020
($)   2021
($)   2022
					($) Average SCT Total 1,233,835 1,353,013 1,430,804 - Grant Date Fair Value of Stock Awards Granted in Fiscal Year (570,304) (756,980) (399,992) ± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year 454,368 367,751 169,408 ± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years (706,483) (3,720) (235,113) + Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year – – – ± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (65,492) 122,032 5,672 - Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year – (106,363) – Average Compensation Actually Paid 345,925 975,734 970,779
Compensation Actually Paid vs. Total Shareholder Return [Text Block]					The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2022.
Compensation Actually Paid vs. Net Income [Text Block]					The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Pre-tax Margin during the period 2020-2022.
Total Shareholder Return Amount		34.62	76.07	77.67
Peer Group Total Shareholder Return Amount	[4]	48.03	74.24	75.55
Net Income (Loss)		$ (362)	$ (182)	$ (1,356)
Company Selected Measure Amount	[1]	(4.8)	(4.4)	(64)
PEO Name					Robin Hayes
Additional 402(v) Disclosure [Text Block]

Tabular List Of Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for 2022, as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentive Awards” and “Long-Term Equity Awards.”

Most Important Performance Measures
■	Absolute Pre-Tax Margin
■	Relative Pre-Tax Margin
■	Controllable Costs
■	Crewmember WOW
■	On-time Performance

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Absolute Pre-Tax Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Relative Pre-Tax Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Controllable Costs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name					Crewmember WOW
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name					On-time Performance
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,299,995)	$ (2,424,975)	$ (1,199,992)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		525,360	1,706,465	956,049
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(941,859)	(19,222)	(2,347,520)
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,572	46,909
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		83,430	680,503	(425,199)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(399,992)	(756,980)	(570,304)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		169,408	367,751	454,368
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(235,113)	(3,720)	(706,483)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,672	122,032	$ (65,492)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (106,363)

[1]	(4)Pre-tax Margin calculated using GAAP figures.
[2]	(1)Our principal executive officer (PEO) for 2020-2022 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Joanna Geraghty (2020-2022), Ursula Hurley (2021-2022), Carol Clements (2021-2022), Brandon Nelson (2020-2022), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).
[3]	(2)The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020 ($)	2021 ($)	2022 ($)
SCT Total	2,063,189	3,449,755	3,457,274
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,199,992)	(2,424,975)	(1,299,995)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	956,049	1,706,465	525,360
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(2,347,520)	(19,222)	(941,859)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	46,909	31,572
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(425,199)	680,503	83,430
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	–
Compensation Actually Paid	(953,474)	3,439,434	1,855,782
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020 ($)	2021 ($)	2022 ($)
Average SCT Total	1,233,835	1,353,013	1,430,804
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(570,304)	(756,980)	(399,992)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	454,368	367,751	169,408
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	(706,483)	(3,720)	(235,113)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(65,492)	122,032	5,672
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(106,363)	–
Average Compensation Actually Paid	345,925	975,734	970,779

[4]	(3)The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.